Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
WisdomTree U.S. Total Dividend Fund | WisdomTree U.S. Total Dividend Fund
Prospectus [Line Items]
Annual Return [Percent]	14.22%	18.75%	10.44%	(3.81%)	26.14%	2.57%	28.28%	(6.35%)	17.25%	16.59%
WisdomTree U.S. High Dividend Fund | WisdomTree U.S. High Dividend Fund
Prospectus [Line Items]
Annual Return [Percent]	12.92%	17.98%	(0.19%)	7.88%	23.11%	(5.68%)	22.58%	(7.25%)	11.68%	17.85%
WisdomTree U.S. AI Enhanced Value Fund | WisdomTree U.S. AI Enhanced Value Fund
Prospectus [Line Items]
Annual Return [Percent]	9.63%	13.55%	7.13%	(7.23%)	24.13%	(5.81%)	24.41%	(9.40%)	13.79%	18.10%
WisdomTree U.S. LargeCap Dividend Fund | WisdomTree U.S. LargeCap Dividend Fund
Prospectus [Line Items]
Annual Return [Percent]	15.59%	19.55%	9.93%	(3.79%)	25.60%	4.55%	29.03%	(5.77%)	18.21%	15.37%
WisdomTree U.S. MidCap Dividend Fund | WisdomTree U.S. MidCap Dividend Fund
Prospectus [Line Items]
Annual Return [Percent]	3.91%	14.12%	13.98%	(4.76%)	30.19%	(5.40%)	23.42%	(8.27%)	14.86%	20.30%
WisdomTree U.S. SmallCap Dividend Fund | WisdomTree U.S. SmallCap Dividend Fund
Prospectus [Line Items]
Annual Return [Percent]	0.26%	9.79%	16.40%	(10.94%)	26.71%	(4.41%)	20.30%	(12.74%)	8.66%	31.06%
WisdomTree U.S. Value Fund | WisdomTree U.S. Value Fund
Prospectus [Line Items]
Annual Return [Percent]	13.72%	23.90%	22.11%	(7.94%)	30.19%	6.14%	29.75%	(8.04%)	23.33%	8.39%
WisdomTree U.S. Quality Growth Fund | WisdomTree U.S. Quality Growth Fund
Prospectus [Line Items]
Annual Return [Percent]	19.26%	34.81%	55.94%
WisdomTree U.S. MidCap Quality Growth Fund | WisdomTree U.S. MidCap Quality Growth Fund
Prospectus [Line Items]
Annual Return [Percent]	5.12%
WisdomTree U.S. SmallCap Quality Growth Fund | WisdomTree U.S. SmallCap Quality Growth Fund
Prospectus [Line Items]
Annual Return [Percent]	5.60%
WisdomTree U.S. Quality Dividend Growth Fund | WisdomTree U.S. Quality Dividend Growth Fund
Prospectus [Line Items]
Annual Return [Percent]	12.24%	16.97%	18.67%	(6.36%)	24.44%	13.83%	29.55%	(5.22%)	26.94%	11.97%
WisdomTree U.S. SmallCap Quality Dividend Growth Fund | WisdomTree U.S. SmallCap Quality Dividend Growth Fund
Prospectus [Line Items]
Annual Return [Percent]	(0.25%)	10.30%	21.05%	(13.02%)	23.22%	7.43%	24.36%	(10.28%)	7.08%	30.60%
WisdomTree U.S. LargeCap Fund | WisdomTree U.S. LargeCap Fund
Prospectus [Line Items]
Annual Return [Percent]	17.40%	23.98%	22.72%	(15.82%)	27.49%	11.88%	32.59%	(7.29%)	22.52%	13.87%
WisdomTree U.S. MidCap Fund | WisdomTree U.S. MidCap Fund
Prospectus [Line Items]
Annual Return [Percent]	8.44%	10.33%	19.41%	(12.12%)	30.83%	5.50%	24.65%	(12.31%)	17.22%	19.71%
WisdomTree U.S. SmallCap Fund | WisdomTree U.S. SmallCap Fund
Prospectus [Line Items]
Annual Return [Percent]	6.93%	9.89%	18.42%	(16.16%)	34.34%	2.79%	21.92%	(9.96%)	12.56%	29.96%
WisdomTree U.S. Multifactor Fund | WisdomTree U.S. Multifactor Fund
Prospectus [Line Items]
Annual Return [Percent]	4.46%	19.65%	13.48%	(8.76%)	21.08%	11.91%	24.00%	(4.25%)
WisdomTree International Equity Fund | WisdomTree International Equity Fund
Prospectus [Line Items]
Annual Return [Percent]	34.40%	4.56%	16.56%	(9.11%)	10.44%	(1.94%)	19.07%	(13.54%)	23.46%	2.88%
WisdomTree International High Dividend Fund | WisdomTree International High Dividend Fund
Prospectus [Line Items]
Annual Return [Percent]	42.41%	2.03%	15.19%	(2.12%)	8.62%	(7.05%)	17.74%	(12.57%)	20.33%	5.10%
WisdomTree True Developed International Fund | WisdomTree True Developed International Fund
Prospectus [Line Items]
Annual Return [Percent]	37.16%	4.04%	17.05%	(6.73%)	11.06%	(2.74%)	18.71%	(12.49%)	21.54%	2.80%
WisdomTree International MidCap Dividend Fund | WisdomTree International MidCap Dividend Fund
Prospectus [Line Items]
Annual Return [Percent]	36.96%	3.77%	15.21%	(14.31%)	9.23%	(0.33%)	19.84%	(15.07%)	28.09%	2.22%
WisdomTree International SmallCap Dividend Fund | WisdomTree International SmallCap Dividend Fund
Prospectus [Line Items]
Annual Return [Percent]	33.49%	3.24%	15.40%	(17.36%)	11.66%	(1.23%)	22.11%	(18.69%)	30.95%	7.00%
WisdomTree International AI Enhanced Value Fund | WisdomTree International AI Enhanced Value Fund
Prospectus [Line Items]
Annual Return [Percent]	38.03%	2.11%	18.15%	(10.04%)	9.38%	(1.16%)	17.69%	(9.36%)	20.03%	2.05%
WisdomTree International Quality Dividend Growth Fund | WisdomTree International Quality Dividend Growth Fund
Prospectus [Line Items]
Annual Return [Percent]	23.46%	(2.70%)	20.85%	(20.15%)	12.38%	16.64%	29.91%	(17.04%)	31.39%
WisdomTree International Multifactor Fund | WisdomTree International Multifactor Fund
Prospectus [Line Items]
Annual Return [Percent]	25.02%	10.82%	10.69%	(7.25%)	10.78%	(0.74%)	15.93%
WisdomTree Europe Quality Dividend Growth Fund | WisdomTree Europe Quality Dividend Growth Fund
Prospectus [Line Items]
Annual Return [Percent]	28.41%	(3.56%)	19.69%	(18.23%)	16.10%	12.04%	28.00%	(15.05%)	29.63%	(3.94%)
WisdomTree Europe SmallCap Dividend Fund | WisdomTree Europe SmallCap Dividend Fund
Prospectus [Line Items]
Annual Return [Percent]	32.94%	(0.32%)	14.86%	(22.53%)	18.25%	2.81%	26.79%	(21.43%)	32.45%	1.57%
WisdomTree Japan SmallCap Dividend Fund | WisdomTree Japan SmallCap Dividend Fund
Prospectus [Line Items]
Annual Return [Percent]	30.87%	3.24%	21.60%	(8.65%)	0.51%	(0.06%)	17.02%	(17.63%)	31.62%	11.04%
WisdomTree Japan Hedged Equity Fund | WisdomTree Japan Hedged Equity Fund
Prospectus [Line Items]
Annual Return [Percent]	31.21%	30.17%	40.76%	7.51%	18.30%	2.66%	18.58%	(18.80%)	22.27%	0.07%
WisdomTree Europe Hedged Equity Fund | WisdomTree Europe Hedged Equity Fund
Prospectus [Line Items]
Annual Return [Percent]	23.33%	5.65%	26.39%	(10.18%)	23.57%	(2.90%)	26.99%	(9.27%)	13.56%	9.30%
WisdomTree International Hedged Quality Dividend Growth Fund | WisdomTree International Hedged Quality Dividend Growth Fund
Prospectus [Line Items]
Annual Return [Percent]	14.32%	6.42%	19.55%	(11.36%)	19.72%	10.78%	32.74%	(11.71%)	21.47%	1.66%
WisdomTree India Hedged Equity Fund | WisdomTree India Hedged Equity Fund
Prospectus [Line Items]
Annual Return [Percent]	6.68%
WisdomTree Japan Opportunities Fund | WisdomTree Japan Opportunities Fund
Prospectus [Line Items]
Annual Return [Percent]	36.21%	20.68%	36.69%	6.84%	11.98%	(4.64%)	18.33%	(17.82%)	29.46%	6.88%
WisdomTree European Opportunities Fund | WisdomTree European Opportunities Fund
Prospectus [Line Items]
Annual Return [Percent]	38.73%	10.74%	19.33%	(11.18%)	22.65%	(2.34%)	28.45%	(13.41%)	22.32%	7.86%
WisdomTree Global High Dividend Fund | WisdomTree Global High Dividend Fund
Prospectus [Line Items]
Annual Return [Percent]	23.00%	11.27%	9.77%	(2.63%)	20.47%	(7.58%)	20.52%	(9.84%)	15.25%	14.05%
WisdomTree Global ex-U.S. Quality Growth Fund | WisdomTree Global ex-U.S. Quality Growth Fund
Prospectus [Line Items]
Annual Return [Percent]	16.73%	(0.19%)	17.34%	(22.27%)	15.76%	18.78%	35.44%	(14.25%)	29.53%	5.13%
WisdomTree New Economy Real Estate Fund | WisdomTree New Economy Real Estate Fund
Prospectus [Line Items]
Annual Return [Percent]	26.00%	(3.44%)	13.93%	(31.07%)	0.05%	(14.95%)	21.71%	(11.00%)	36.50%	2.38%
WisdomTree Emerging Markets High Dividend Fund | WisdomTree Emerging Markets High Dividend Fund
Prospectus [Line Items]
Annual Return [Percent]	20.54%	5.22%	20.93%	(10.32%)	11.69%	(5.64%)	19.37%	(7.31%)	24.87%	22.54%
WisdomTree Emerging Markets SmallCap Dividend Fund | WisdomTree Emerging Markets SmallCap Dividend Fund
Prospectus [Line Items]
Annual Return [Percent]	20.40%	2.13%	18.92%	(12.15%)	15.60%	4.14%	17.28%	(15.39%)	35.48%	14.91%
WisdomTree Emerging Markets Quality Dividend Growth Fund | WisdomTree Emerging Markets Quality Dividend Growth Fund
Prospectus [Line Items]
Annual Return [Percent]	26.91%	4.68%	17.29%	(21.16%)	2.36%	10.92%	19.93%	(15.18%)	29.92%	11.73%
WisdomTree Emerging Markets Multifactor Fund | WisdomTree Emerging Markets Multifactor Fund
Prospectus [Line Items]
Annual Return [Percent]	21.68%	9.39%	19.35%	(13.40%)	5.92%	9.64%	2.98%
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund | WisdomTree Emerging Markets ex-State-Owned Enterprises Fund
Prospectus [Line Items]
Annual Return [Percent]	29.57%	7.46%	9.82%	(25.63%)	(5.51%)	29.52%	24.16%	(18.62%)	46.50%	7.37%
WisdomTree India Earnings Fund | WisdomTree India Earnings Fund
Prospectus [Line Items]
Annual Return [Percent]	1.83%	11.11%	26.31%	(5.72%)	28.02%	18.07%	1.70%	(10.44%)	39.03%	2.24%
WisdomTree China ex-State-Owned Enterprises Fund | WisdomTree China ex-State-Owned Enterprises Fund
Prospectus [Line Items]
Annual Return [Percent]	36.39%	9.59%	(18.67%)	(28.89%)	(23.77%)	60.58%	36.44%	(27.93%)	78.04%	(1.20%)